Accounts payable and other liabilities - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade accounts payable	$ 478	$ 526
Accrued clinical and preclinical expenses	4,360	2,399
Accrued compensation and vacation	3,539	3,263
Other accrued liabilities	1,170	1,227
Accounts payable and other liabilities	$ 9,547	$ 7,415